Summary of Significant Accounting Policies (Schedule of Anti-Dilutive Shares) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive shares	27,387,230	45,185,724	47,917,586	43,937,180	36,747,222